Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS
Entity Central Index Key	0000787441
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000018685 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund (formerly known as MainStay MacKay Strategic Bond Fund)
Class Name	Class A
Trading Symbol	MASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/1997	8.45%	2.19%)	2.19%
Class A Shares - Excluding sales charges		13.56%	3.14%)	2.66%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	1.88%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.94%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 1997
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 799,493,516
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 3,823,511
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018687 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund (formerly known as MainStay MacKay Strategic Bond Fund)
Class Name	Class C
Trading Symbol	MSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$212	1.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.99%	[1]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	11.40%	2.19%)	1.80%
Class C Shares - Excluding sales charges		12.40%	2.19%)	1.80%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	1.88%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.94%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 799,493,516
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 3,823,511
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]	In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018688 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund (formerly known as MainStay MacKay Strategic Bond Fund)
Class Name	Class I
Trading Symbol	MSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$75	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[2]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	13.90%	3.45%)	2.94%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	1.88%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.94%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 799,493,516
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 3,823,511
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185554 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund (formerly known as MainStay MacKay Strategic Bond Fund)
Class Name	Class R6
Trading Symbol	MSYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	14.04%	3.59%)	3.43%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.43%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	2.49%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.70%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 799,493,516
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 3,823,511
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060790 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund (formerly known as MainStay MacKay Strategic Bond Fund)
Class Name	Investor Class
Trading Symbol	MSYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$133	1.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%	[3]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The fixed-income markets generally delivered positive absolute returns during the 12-month reporting period ended October 31, 2024, due to falling interest rates, tightening spreads against a healthy economic back drop, and growing expectations that the U.S. Federal Reserve would continue to ease monetary policy. The Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by both security and sector allocation decisions.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Mortgage credit	Overweight exposure to credit risk transfers on valuations	Contributed
High-grade corporates	Overweight exposure to financials and utilities; underweight exposure to industrials on valuations	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and diversified conduits	Contributed
Asset-backed securities	Overweight exposure to auto securitizations due to healthy consumer balance sheets	Contributed
Emerging markets	Issue selection in hard currency corporates and sovereigns in stable countries with strong growth	Contributed
U.S. Treasury securities	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	8.76%	2.02%)	2.10%
Investor Class Shares - Excluding sales charges		13.29%	2.97%)	2.57%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index[2]		5.58%%	2.49%)%	1.88%%
Morningstar Multisector Bond Category Average[3]		12.90%%	2.33%)%	2.94%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 799,493,516
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 3,823,511
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$799,493,516%
Total number of portfolio holdings	$522%
Total advisory fees paid	$3,823,511%
Portfolio turnover rate	$131%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	31.9%)
Mortgage-Backed Securities	30.9%)
U.S. Government & Federal Agencies	16.3%)
Asset-Backed Securities	11.8%)
Foreign Government Bonds	6.5%)
Short-Term Investments	1.8%)
Loan Assignments	0.9%)
Common Stocks	0.1%)
Other Assets, Less Liabilities	(0.2)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 10/31/26-8/15/34	15.5%
FHLMC STACR REMIC Trust, 7.857%-12.257%, due 8/25/33-1/25/51	5.8%
GNMA, (zero coupon)-3.50%, due 8/20/49-2/16/66	4.4%
United Kingdom Gilt, 4.125%, due 7/22/29	2.3%
Flagship Credit Auto Trust, 1.59%-5.80%, due 3/16/26-9/15/28	2.1%
FHLMC, (zero coupon)-9.107%, due 1/15/33-8/15/56	1.8%
FHLMC STACR Trust, 9.771%-15.971%, due 9/25/47-9/25/49	1.7%
Wells Fargo Commercial Mortgage Trust, 2.70%-7.574%, due 7/15/35-1/15/59	1.6%
Exeter Automobile Receivables Trust, 2.21%-10.45%, due 2/15/28-4/15/30	1.6%
Connecticut Avenue Securities Trust, 7.971%-14.707%, due 9/25/31-3/25/42	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Strategic Bond Fund” to “NYLI MacKay Strategic Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018689 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund (formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class Name	Class A
Trading Symbol	MGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$89	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%	[4]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	6.94%	(0.62)%	0.86%
Class A Shares - Excluding sales charges		10.24%	0.30%)	1.32%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00)%%	2.70%%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	1.42%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,394,111,922
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 4,690,353
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund (formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class Name	Class C
Trading Symbol	MGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$196	1.88%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.88%	[5]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	8.13%	(0.74)%	0.29%
Class C Shares - Excluding sales charges		9.13%	(0.74)%	0.29%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00)%%	2.70%%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	1.42%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,394,111,922
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 4,690,353
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund (formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class Name	Class I
Trading Symbol	MGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$63	0.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%	[6]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	10.54%	0.54%)	1.58%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00%)%	2.70%%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	1.42%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,394,111,922
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 4,690,353
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185556 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund (formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class Name	Class R6
Trading Symbol	MGVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$56	0.53%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%	[7]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	10.45%	0.60%)	0.60%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	(0.23)%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00%)%	1.00%)%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	(0.12)%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,394,111,922
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 4,690,353
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060791 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund (formerly known as MainStay MacKay U.S. Infrastructure Bond Fund)
Class Name	Investor Class
Trading Symbol	MGVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$118	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%	[8]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the taxable segment of the municipal market outperformed its investment-grade tax-exempt counterparts but underperformed its high yield tax-exempt peers. The Fund’s performance relative to the Bloomberg 5-10 Year Taxable Municipal Bond Index was partly impacted by yield curve positioning. Overweight exposure to bonds maturing beyond 10 years, as well as overweight exposure to higher coupon bonds, also affected relative returns.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing over 10 years, as the long end of the curve outperformed the short end	Contributed
Coupon	Overweight allocation to 5% to 5.25% bonds, boosted by security selection	Contributed
Sector	Overweight allocation to electric names, driven by security selection	Contributed
Credit rating	Underweight allocation to A-rated credits, driven by security selection	Detracted
Geographic	Underweight allocation to, and security selection in, the State of Illinois	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.29%	(0.91)%	0.57%
Investor Class Shares - Excluding sales charges		10.04%	0.00%)	1.04%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
Bloomberg 5-10 Year Taxable Municipal Bond Index[2]		10.97%%	1.00)%%	2.70%%
Morningstar Intermediate Core Bond Category Average[3]		10.57%%	(0.12)%%	1.42%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

2.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,394,111,922
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 4,690,353
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,394,111,922%
Total number of portfolio holdings	$358%
Total advisory fees paid	$4,690,353%
Portfolio turnover rate	$74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	84.3%
Corporate Bonds	8.1%
Short-Term Investments	4.0%
Closed-End Fund	0.2%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	3.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New York City Transitional Finance Authority, 3.00%-5.65%, due 2/1/29-11/1/35	2.9%
City of New York, 1.623%-5.625%, due 8/1/28-10/1/54	2.4%
State of California, 3.00%-7.50%, due 9/1/29-10/1/41	2.3%
District of Columbia, 3.759%-7.625%, due 7/1/29-10/1/35	2.2%
Commonwealth of Massachusetts, 3.769%-5.50%, due 7/15/29-8/1/34	2.1%
City of Los Angeles, 3.258%-5.50%, due 5/15/30-9/1/34	2.0%
State of Illinois, 2.159%-7.35%, due 6/15/29-12/1/38	1.9%
State of Texas, 1.844%-4.90%, due 10/1/30-10/1/35	1.7%
County of Miami-Dade, 1.862%-5.653%, due 10/1/29-11/1/32	1.7%
New York State Dormitory Authority, 2.219%-5.289%, due 7/1/30-7/1/35	1.5%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay U.S. Infrastructure Bond Fund” to “NYLI MacKay U.S. Infrastructure Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	Class A
Trading Symbol	MHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	7.81%	3.15%)	4.12%
Class A Shares - Excluding sales charges		12.89%	4.11%)	4.60%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018694 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	Class B
Trading Symbol	MKHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$201	1.89%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	5/1/1986	6.91%	2.86%)	3.71%
Class B Shares - Excluding sales charges		11.91%	3.19%)	3.71%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018695 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	Class C
Trading Symbol	MYHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201	1.89%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	10.89%	3.19%)	3.73%
Class C Shares - Excluding sales charges		11.89%	3.19%)	3.73%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018696 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	Class I
Trading Symbol	MHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	13.16%	4.38%)	4.85%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000057099 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	Class R2
Trading Symbol	MHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$113	1.06%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	12.77%	4.01%)	4.49%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000166835 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	Class R3
Trading Symbol	MHYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.31%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	2/29/2016	12.52%	3.74%)	5.57%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.32%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	6.51%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	5.32%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000127160 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	Class R6
Trading Symbol	MHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	13.39%	4.50%)	4.98%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060792 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	Investor Class
Trading Symbol	MHHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	8.29%	3.02%)	4.01%
Investor Class Shares - Excluding sales charges		12.80%	3.98%)	4.49%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.37%)%	4.77%%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.02%)%	4.04%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund (formerly known as MainStay MacKay High Yield Corporate Bond Fund)
Class Name	SIMPLE Class
Trading Symbol	MHHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index during the 12-month reporting period ended October 31, 2024, was affected largely by underweight exposure throughout the reporting period to CCC-rated and distressed issuer bonds, both of which outperformed.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Credit selection (top performer: NRG Energy)	Contributed
Consumer goods	Credit selection (top performer: The Scotts Miracle-Gro Company)	Contributed
Basic industry	Selection and overweight allocation to a leading sector (top performer: IAMGOLD)	Contributed
Health care	Selection (lack of exposure to Community Health Systems and underweight exposure to Bausch Health Companies, both outperformers)	Detracted
Energy	Selection and overweight allocation to a lagging sector (notable underperformer: Talos Energy)	Detracted
Retail	Selection (lack of exposure to QVC and Carvana, both outperformers)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	12.54%	3.90%)
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(1.82)%%
ICE BofA U.S. High Yield Constrained Index[2]		16.49%%	4.51%)%
Morningstar High Yield Bond Category Average[3]		14.83%%	4.00%)%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,495,660,158
Holdings Count | Holding	634
Advisory Fees Paid, Amount	$ 58,140,631
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,495,660,158%
Total number of portfolio holdings	$634%
Total advisory fees paid	$58,140,631%
Portfolio turnover rate	$29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	85.9%
Loan Assignments	6.7%
Common Stocks	0.9%
Convertible Bonds	0.9%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Other Assets, Less Liabilities	4.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 11/15/27-1/15/33	2.2%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-3/15/33	1.1%
Mercer International, Inc., 5.125%-12.875%, due 1/15/26-2/1/29	1.0%
Mineral Resources Ltd., 8.00%-9.25%, due 5/1/27-5/1/30	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Carnival Corp., 4.00%-7.625%, due 3/1/26-8/15/29	0.9%
Great Outdoors Group LLC, 8.55%, due 3/6/28	0.9%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Andrew Susser, Dohyun Cha, Won Choi and Nate Hudson are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay High Yield Corporate Bond Fund” to “NYLI MacKay High Yield Corporate Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018697 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund (formerly known as MainStay Money Market Fund)
Class Name	Class A
Trading Symbol	MMAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares	1/3/1995	5.00%	2.09%	1.38%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	1.48%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 560,268,154
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 2,114,745
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018698 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund (formerly known as MainStay Money Market Fund)
Class Name	Class B
Trading Symbol	MKMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[9]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares	5/1/1986	4.70%	1.93%	1.24%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	1.48%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	May 01, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 560,268,154
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 2,114,745
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018699 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund (formerly known as MainStay Money Market Fund)
Class Name	Class C
Trading Symbol	MSCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[10]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares	9/1/1998	4.70%	1.93%	1.24%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	1.48%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 560,268,154
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 2,114,745
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060793 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund (formerly known as MainStay Money Market Fund)
Class Name	Investor Class
Trading Symbol	MKTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$82	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[11]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares	2/28/2008	4.70%	1.93%	1.24%
Average Lipper Money Market Fund[1]		5.06%%	2.18%%	1.48%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 560,268,154
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 2,114,745
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund (formerly known as MainStay Money Market Fund)
Class Name	SIMPLE Class
Trading Symbol	MIPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg 1 Month T-Bill Index was affected by security selection and sector allocations. The Bloomberg 1 Month T-Bill Index represents a hypothetical one-month T-bill curve. Notably favorable allocations included overweight exposure to the Tier 1 commercial paper sub-component and tri-party repurchase positions. These positions were facilitated by an underweight allocation to the U.S. Treasury sector.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Tier 1 commercial paper	Overweight allocation to a leading sector	Contributed
Tri-party repo	Overweight allocation to a leading sector	Contributed
U.S. Treasury	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an equally weighted performance average of money market funds and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	5.05%	2.37%
Average Lipper Money Market Fund[1]		5.06%%	2.47%%
1.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 560,268,154
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 2,114,745
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$560,268,154
Total number of portfolio holdings	$22
Total advisory fees paid	$2,114,745

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	50.8%)
Repurchase Agreements	29.4%)
U.S. Treasury Debt	19.8%)
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Money Market Fund” to “NYLI Money Market Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018700 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund (formerly known as MainStay MacKay Tax Free Bond Fund)
Class Name	Class A
Trading Symbol	MTBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	7.05%	0.03%	1.91%
Class A Shares - Excluding sales charges		10.36%	0.96%	2.38%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,640,366,587
Holdings Count | Holding	1,127
Advisory Fees Paid, Amount	$ 36,813,143
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018701 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund (formerly known as MainStay MacKay Tax Free Bond Fund)
Class Name	Class B
Trading Symbol	MKTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	5/1/1986	5.04%	0.32%	2.11%
Class B Shares - Excluding sales charges		10.04%	0.68%	2.11%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,640,366,587
Holdings Count | Holding	1,127
Advisory Fees Paid, Amount	$ 36,813,143
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018702 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund (formerly known as MainStay MacKay Tax Free Bond Fund)
Class Name	Class C
Trading Symbol	MTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	8.91%	0.66%	2.11%
Class C Shares - Excluding sales charges		9.91%	0.66%	2.11%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,640,366,587
Holdings Count | Holding	1,127
Advisory Fees Paid, Amount	$ 36,813,143
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund (formerly known as MainStay MacKay Tax Free Bond Fund)
Class Name	Class C2
Trading Symbol	MTSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	8.88%	(0.26)%
Class C2 Shares - Excluding sales charges		9.88%	(0.26)%
Bloomberg Municipal Bond Index[1]		9.70%%	0.34)%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.32)%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,640,366,587
Holdings Count | Holding	1,127
Advisory Fees Paid, Amount	$ 36,813,143
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000082082 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund (formerly known as MainStay MacKay Tax Free Bond Fund)
Class Name	Class I
Trading Symbol	MTBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/21/2009	10.50%	1.19%	2.63%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 21, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,640,366,587
Holdings Count | Holding	1,127
Advisory Fees Paid, Amount	$ 36,813,143
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185560 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund (formerly known as MainStay MacKay Tax Free Bond Fund)
Class Name	Class R6
Trading Symbol	MTBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	10.68%	1.26%	1.26%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05%%	1.05%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88%%	0.88%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,640,366,587
Holdings Count | Holding	1,127
Advisory Fees Paid, Amount	$ 36,813,143
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060794 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund (formerly known as MainStay MacKay Tax Free Bond Fund)
Class Name	Investor Class
Trading Symbol	MKINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily driven by yield curve posture and security selection. Overweight exposure to longer-dated bonds enhanced relative returns. The Fund maintained but reduced overweight exposure to longer maturity bonds as municipal/Treasury levels cheapened in the intermediate segment during the reporting period.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Maturity	Overweight allocation to bonds maturing beyond 15 years, as the long end of the curve outperformed the short end	Contributed
Credit rating	Underweight allocation to AAA-rated bonds given their underperformance to lower alternatives	Contributed
Coupon	Overweight allocation to 5.25%–6% coupon bonds, driven by yield curve positioning	Contributed
Geographic	Overweight exposure to holdings from the State of Illinois, due to yield curve positioning	Contributed
Sector	Underweight allocation to education holdings, negatively impacted by security selection	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.51%	(0.02)%	1.89%
Investor Class Shares - Excluding sales charges		10.26%	0.91%)	2.36%
Bloomberg Municipal Bond Index[1]		9.70%%	1.05)%%	2.30%%
Morningstar Muni National Long Category Average[2]		12.94%%	0.88)%%	2.23%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

2.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 9,640,366,587
Holdings Count | Holding	1,127
Advisory Fees Paid, Amount	$ 36,813,143
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,640,366,587%
Total number of portfolio holdings	$1,127%
Total advisory fees paid	$36,813,143%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments
Top States
New York	13.2%
California	12.6%
Texas	11.6%
Illinois	7.1%
Florida	5.8%
Georgia	4.9%
Alabama	3.9%
Colorado	3.0%
Pennsylvania	2.8%
New Jersey	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
San Francisco City & County Airport Commission, 5.00%-5.25%, due 5/1/30-5/1/50	1.9%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/33-5/1/52	1.9%
Black Belt Energy Gas District, 3.89%-5.25%, due 6/1/49-10/1/55	1.8%
New York State Dormitory Authority, 3.00%-5.75%, due 7/1/27-7/1/54	1.7%
Triborough Bridge & Tunnel Authority, 3.00%-5.50%, due 3/15/27-5/15/63	1.7%
State of California, 3.00%-5.00%, due 9/1/25-4/1/52	1.6%
California Community Choice Financing Authority, 3.69%-5.25%, due 2/1/52-8/1/55	1.5%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-12/1/54	1.4%
City & County of Denver, 3.00%-5.75%, due 12/1/28-12/1/48	1.3%
Port Authority of New York & New Jersey, 4.00%-5.50%, due 3/15/30-8/1/52	1.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Tax Free Bond Fund” to “NYLI MacKay Tax Free Bond Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018703 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund (formerly known as MainStay MacKay Convertible Fund)
Class Name	Class A
Trading Symbol	MCOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	10.31%	8.59%)	7.68%
Class A Shares - Excluding sales charges		16.73%	9.83%)	8.29%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,550,802,311
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 7,930,317
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018704 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund (formerly known as MainStay MacKay Convertible Fund)
Class Name	Class B
Trading Symbol	MCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$208	1.93%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	5/1/1986	10.62%	8.49%)	7.28%
Class B Shares - Excluding sales charges		15.62%	8.77%)	7.28%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,550,802,311
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 7,930,317
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018705 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund (formerly known as MainStay MacKay Convertible Fund)
Class Name	Class C
Trading Symbol	MCCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.93%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	14.65%	8.79%)	7.28%
Class C Shares - Excluding sales charges		15.65%	8.79%)	7.28%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,550,802,311
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 7,930,317
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000087595 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund (formerly known as MainStay MacKay Convertible Fund)
Class Name	Class I
Trading Symbol	MCNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$66	0.61%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%	[12]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	11/28/2008	17.12%	10.19%)	8.63%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,550,802,311
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 7,930,317
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060795 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund (formerly known as MainStay MacKay Convertible Fund)
Class Name	Investor Class
Trading Symbol	MCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
The Fund’s performance relative to the ICE BofA U.S. Convertible Index during the 12-month reporting period ended October 31, 2024, was determined by the outperformance and underperformance of various individual holdings, as well as lack of exposure to Index components that had a material impact on returns. Most significantly, the Fund held no exposure to the convertible bonds of MicroStrategy Inc., which rose sharply and had a large weighting in the Index.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
NRG Energy	Rose on growing demand for electric power for computer processors linked to artificial intelligence.	Contributed
TransMedics Group	Rose on rapid sales growth generated by the company's superior technology and business model.	Contributed
Lantheus Holdings	Rose on news of likely increases in government reimbursement for the company's main product.	Contributed
MicroStrategy	Zero exposure due to the speculative nature of the company's assets.	Detracted
Permian Resources	Likely lost ground with the drop in the price of West Texas Intermediate crude oil, the company's main source of revenue.	Detracted
EQT	Declined in sympathy with the price of natural gas, the company's main source of revenue.	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	10.64%	8.36%)	7.48%
Investor Class Shares - Excluding sales charges		16.47%	9.60%)	8.09%
Bloomberg U.S. Aggregate Bond Index[1]		10.55%%	(0.23)%%	1.49%%
ICE BofA U.S. Convertible Index[2]		20.97%%	10.33%)%	8.81%%
Morningstar Convertibles Category Average[3]		19.34%%	8.47%)%	7.44%%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

3.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,550,802,311
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 7,930,317
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,550,802,311%
Total number of portfolio holdings	$108%
Total advisory fees paid	$7,930,317%
Portfolio turnover rate	$35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.2%)
Convertible Preferred Stocks	7.0%)
Short-Term Investments	6.4%)
Common Stock	0.6%)
Corporate Bond	0.0%‡
Other Assets, Less Liabilities	(1.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.4%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
NRG Energy, Inc., 2.75%, due 6/1/48	2.0%
Exact Sciences Corp., 1.75%, due 4/15/31	2.0%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.0%
Southwest Airlines Co., 1.25%, due 5/1/25	1.8%
BioMarin Pharmaceutical, Inc., 1.25%, due 5/15/27	1.8%
Post Holdings, Inc., 2.50%, due 8/15/27	1.8%
PG&E Corp., 4.25%, due 12/1/27	1.7%
Integer Holdings Corp., 2.125%, due 2/15/28	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28 2024, Edward Silverstein and Thomas Wynn are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Convertible Fund” to “NYLI MacKay Convertible Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018706 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund (formerly known as MainStay Income Builder Fund)
Class Name	Class A
Trading Symbol	MTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	22.79%	3.99%)	4.52%
Class A Shares - Excluding sales charges		26.59%	5.17%)	5.11%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,056,150,644
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 6,547,261
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018707 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund (formerly known as MainStay Income Builder Fund)
Class Name	Class B
Trading Symbol	MKTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$228	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.03%	[13]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	12/29/1987	20.30%	3.81%)	4.15%
Class B Shares - Excluding sales charges		25.30%	4.16%)	4.15%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Performance Inception Date	Dec. 29, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,056,150,644
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 6,547,261
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018708 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund (formerly known as MainStay Income Builder Fund)
Class Name	Class C
Trading Symbol	MCTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$228	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.03%	[14]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	24.36%	4.16%)	4.15%
Class C Shares - Excluding sales charges		25.36%	4.16%)	4.15%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,056,150,644
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 6,547,261
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018709 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund (formerly known as MainStay Income Builder Fund)
Class Name	Class I
Trading Symbol	MTOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.77%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	26.88%	5.42%)	5.38%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,056,150,644
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 6,547,261
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185564 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund (formerly known as MainStay Income Builder Fund)
Class Name	Class R6
Trading Symbol	MTODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	27.05%	5.52%)	6.02%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	10.32%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.43%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.97%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.17%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,056,150,644
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 6,547,261
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060796 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund (formerly known as MainStay Income Builder Fund)
Class Name	Investor Class
Trading Symbol	MTINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$144	1.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.28%	[15]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	23.15%	3.77%)	4.34%
Investor Class Shares - Excluding sales charges		26.31%	4.95%)	4.93%
MSCI World Index (Net)[1]		33.68%%	12.03%)%	9.78%%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(0.23)%%	1.49%%
Blended Benchmark Index[3]		24.00%%	7.26%)%	6.64%%
Morningstar Global Allocation Category Average[4]		19.60%%	5.36%)%	4.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,056,150,644
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 6,547,261
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221696 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund (formerly known as MainStay Income Builder Fund)
Class Name	SIMPLE Class
Trading Symbol	MTISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$143	1.27%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
Relative to the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index, the Fund’s performance during the 12-month reporting period ended October 31, 2024, was affected by security selection and sector allocation on both the equity and fixed income sides. Among equities, performance was particularly challenged by highly concentrated market leadership within the U.S. big tech cohort, the Magnificent 7, a group to which the Fund held limited exposure due to members' high index weights, as well as several names not returning sufficient levels of capital to shareholders. Among fixed income positions, in addition to the factors cited in the table below, relative performance benefited from overweight exposure to auto securitizations and issue selection in hard currency corporates and sovereigns in stable countries with strong growth.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Equities
Financials	Stock selection in banks and insurance companies	Contributed
Consumer staples	Stock selection in beverage stocks and overweight exposure to tobacco companies	Contributed
Communication services	Underexposure to Meta Platforms and exposure to a few struggling Canadian telecommunications stocks	Detracted
Information Technology	Underweight allocation a leading sector and lack of exposure to NVIDIA	Detracted
Fixed Income
Mortgage credit	Overweight credit risk transfers on valuations.	Contributed
High-grade corporates	Overweight financials and utilities; underweight industrials on valuations.	Contributed
Non-agency commercial mortgage-backed securities	Issue selection in SASB (single asset single borrower) securities, with a focus on industrial properties and di-versified conduits	Contributed
US Treasuries	Underweight exposure in favor of spread product	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	26.28%	5.23%)
MSCI World Index (Net)[1]		33.68%%	11.64%)%
Bloomberg U.S. Aggregate Bond Index[2]		10.55%%	(1.82)%%
Blended Benchmark Index[3]		24.00%%	6.26%)%
Morningstar Global Allocation Category Average[4]		19.60%%	5.64%)%
1.
In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
4.
Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,056,150,644
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 6,547,261
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,056,150,644%
Total number of portfolio holdings	$583%
Total advisory fees paid	$6,547,261%
Portfolio turnover rate	$41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.2%
Mortgage-Backed Securities	13.6%
Corporate Bonds	13.0%
U.S. Government & Federal Agencies	4.4%
Asset-Backed Securities	2.8%
Short-Term Investments	1.7%
Foreign Government Bonds	1.6%
Loan Assignments	0.1%
Other Assets, Less Liabilities	1.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.784%, due 7/20/49-2/16/66	3.6%
FHLMC STACR REMIC Trust, 7.857%-11.957%, due 8/25/33-1/25/51	2.6%
UMBS, 30 Year, 2.00%-6.50%, due 8/1/48-5/1/54	2.4%
Broadcom, Inc.	1.4%
Microsoft Corp.	1.3%
UMBS Pool, 30 Year, 3.00%-6.50%, due 1/1/52-3/1/54	1.3%
International Business Machines Corp.	1.3%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Analog Devices, Inc.	1.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.
As of July 1, 2024, Michael A. Welhoelter, Lin Lin, Michael Jin, John Tobin and Kera Van Valen are portfolio managers for the equity portion of the Fund. Effective on or about December 31, 2024, Mr. Welhoelter will retire from Epoch Investment Partners, Inc., the Fund’s Subadviser, and will no longer serve as a portfolio manager of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Income Builder Fund” to “NYLI Income Builder Fund.” The Fund’s name change will not impact the management of the Fund.

Material Fund Change Strategies [Text Block]
The Fund modified its Prospectus’ Principal Investment Strategies with respect to the process the Subadvisor uses to identify and evaluate investment risks and opportunities associated with environmental, social and governance (ESG) factors.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018710 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund (formerly known as MainStay Candriam Emerging Markets Debt Fund)
Class Name	Class A
Trading Symbol	MGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$126	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%	[16]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the market for global emerging-markets debt instruments rose, supported by attractive income generation, falling U.S. Treasury rates and narrowing credit spreads. The Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was affected by duration positioning, security selection, country allocations and credit-rating allocations.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. duration exposure	Overweight exposure to rates in last two months of 2023	Contributed
Romania	Overweight exposure to euro-denominated bonds amid favorable euro interest rates and relative value versus the U.S. dollar-denominated bonds	Contributed
Dominican Republic	Overweight exposure amid attractively priced risk premium and narrowing yield differences	Contributed
Mexico	Overweight exposure amid volatility related to the outcome of a decisive Mexican presidential election	Detracted
Qatar	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Philippines	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	14.29%	(0.69)%	1.63%
Class A Shares - Excluding sales charges		19.68%	0.22%)	2.09%
JPMorgan EMBI Global Diversified Index[1]		18.16%%	0.47)%%	2.92%%
Morningstar Emerging Markets Bond Category Average[2]		17.03%%	1.22)%%	2.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 62,084,329
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 277,336
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$62,084,329%
Total number of portfolio holdings	$136%
Total advisory fees paid	$277,336%
Portfolio turnover rate	$89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments
Top Countries
Turkey	6.7%
Romania	6.1%
Colombia	5.8%
Egypt	4.6%
Mexico	4.2%
Brazil	3.8%
Nigeria	3.5%
Cote D'Ivoire	3.5%
Dominican Republic	3.4%
Hungary	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.
As of May 31, 2024, Christopher Mey and Kroum Sourov are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018712 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund (formerly known as MainStay Candriam Emerging Markets Debt Fund)
Class Name	Class C
Trading Symbol	MHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$256	2.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.35%	[17]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the market for global emerging-markets debt instruments rose, supported by attractive income generation, falling U.S. Treasury rates and narrowing credit spreads. The Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was affected by duration positioning, security selection, country allocations and credit-rating allocations.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. duration exposure	Overweight exposure to rates in last two months of 2023	Contributed
Romania	Overweight exposure to euro-denominated bonds amid favorable euro interest rates and relative value versus the U.S. dollar-denominated bonds	Contributed
Dominican Republic	Overweight exposure amid attractively priced risk premium and narrowing yield differences	Contributed
Mexico	Overweight exposure amid volatility related to the outcome of a decisive Mexican presidential election	Detracted
Qatar	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Philippines	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	17.13%	(0.95)%	1.01%
Class C Shares - Excluding sales charges		18.13%	(0.95)%	1.01%
JPMorgan EMBI Global Diversified Index[1]		18.16%%	0.47)%%	2.92%%
Morningstar Emerging Markets Bond Category Average[2]		17.03%%	1.22)%%	2.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 62,084,329
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 277,336
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$62,084,329%
Total number of portfolio holdings	$136%
Total advisory fees paid	$277,336%
Portfolio turnover rate	$89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments
Top Countries
Turkey	6.7%
Romania	6.1%
Colombia	5.8%
Egypt	4.6%
Mexico	4.2%
Brazil	3.8%
Nigeria	3.5%
Cote D'Ivoire	3.5%
Dominican Republic	3.4%
Hungary	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.
As of May 31, 2024, Christopher Mey and Kroum Sourov are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000052120 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund (formerly known as MainStay Candriam Emerging Markets Debt Fund)
Class Name	Class I
Trading Symbol	MGHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$94	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%	[18]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the market for global emerging-markets debt instruments rose, supported by attractive income generation, falling U.S. Treasury rates and narrowing credit spreads. The Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was affected by duration positioning, security selection, country allocations and credit-rating allocations.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. duration exposure	Overweight exposure to rates in last two months of 2023	Contributed
Romania	Overweight exposure to euro-denominated bonds amid favorable euro interest rates and relative value versus the U.S. dollar-denominated bonds	Contributed
Dominican Republic	Overweight exposure amid attractively priced risk premium and narrowing yield differences	Contributed
Mexico	Overweight exposure amid volatility related to the outcome of a decisive Mexican presidential election	Detracted
Qatar	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Philippines	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	8/31/2007	20.00%	0.51%	2.38%
JPMorgan EMBI Global Diversified Index[1]		18.16%%	0.47%%	2.92%%
Morningstar Emerging Markets Bond Category Average[2]		17.03%%	1.22%%	2.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 62,084,329
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 277,336
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$62,084,329%
Total number of portfolio holdings	$136%
Total advisory fees paid	$277,336%
Portfolio turnover rate	$89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments
Top Countries
Turkey	6.7%
Romania	6.1%
Colombia	5.8%
Egypt	4.6%
Mexico	4.2%
Brazil	3.8%
Nigeria	3.5%
Cote D'Ivoire	3.5%
Dominican Republic	3.4%
Hungary	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.
As of May 31, 2024, Christopher Mey and Kroum Sourov are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060797 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund (formerly known as MainStay Candriam Emerging Markets Debt Fund)
Class Name	Investor Class
Trading Symbol	MGHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$175	1.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.60%	[19]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the market for global emerging-markets debt instruments rose, supported by attractive income generation, falling U.S. Treasury rates and narrowing credit spreads. The Fund’s performance relative to the JPMorgan EMBI Global Diversified Index was affected by duration positioning, security selection, country allocations and credit-rating allocations.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
U.S. duration exposure	Overweight exposure to rates in last two months of 2023	Contributed
Romania	Overweight exposure to euro-denominated bonds amid favorable euro interest rates and relative value versus the U.S. dollar-denominated bonds	Contributed
Dominican Republic	Overweight exposure amid attractively priced risk premium and narrowing yield differences	Contributed
Mexico	Overweight exposure amid volatility related to the outcome of a decisive Mexican presidential election	Detracted
Qatar	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted
Philippines	Underweight exposure to a Treasury-sensitive issuer that benefited from declining U.S. Treasury yields	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	14.29%	(1.11)%	1.31%
Investor Class Shares - Excluding sales charges		19.06%	(0.20)%	1.78%
JPMorgan EMBI Global Diversified Index[1]		18.16%%	0.47)%%	2.92%%
Morningstar Emerging Markets Bond Category Average[2]		17.03%%	1.22)%%	2.51%%
1.
In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

2.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 62,084,329
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 277,336
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$62,084,329%
Total number of portfolio holdings	$136%
Total advisory fees paid	$277,336%
Portfolio turnover rate	$89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments
Top Countries
Turkey	6.7%
Romania	6.1%
Colombia	5.8%
Egypt	4.6%
Mexico	4.2%
Brazil	3.8%
Nigeria	3.5%
Cote D'Ivoire	3.5%
Dominican Republic	3.4%
Hungary	3.2%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Egypt Government Bond, 7.625%-8.875%, due 5/29/32-5/29/50	4.6%
Turkey Government Bond, 4.875%-5.75%, due 3/13/30-5/11/47	4.5%
Romanian Government Bond, 5.625%-6.625%, due 9/27/29-2/22/36	4.4%
Mexico Government Bond, 3.50%-6.00%, due 2/12/34-10/12/2110	4.2%
Colombia Government Bond, 5.00%-8.75%, due 4/20/33-11/14/53	3.8%
Brazil Government Bond, 4.75%-7.125%, due 3/18/31-5/13/54	3.8%
Nigeria Government Bond, 7.143%-8.25%, due 11/21/25-9/28/51	3.5%
Ivory Coast Government Bond, 4.875%-8.25%, due 1/30/32-3/22/48	3.5%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/22/29-1/30/60	3.4%
Oman Government Bond, 6.00%-6.75%, due 8/1/29-1/17/48	3.1%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.
As of May 31, 2024, Christopher Mey and Kroum Sourov are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Candriam Emerging Markets Debt Fund” to “NYLI Candriam Emerging Markets Debt Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018719 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund (formerly known as MainStay WMC Enduring Capital Fund)
Class Name	Class A
Trading Symbol	MSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	23.23%	12.38%	10.45%
Class A Shares - Excluding sales charges		30.40%	13.66%	11.08%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 547,442,083
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,937,012
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018720 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund (formerly known as MainStay WMC Enduring Capital Fund)
Class Name	Class B
Trading Symbol	MOPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$218	1.90%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	6/1/1998	24.18%	12.30%	9.99%
Class B Shares - Excluding sales charges		29.18%	12.55%	9.99%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 547,442,083
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,937,012
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018721 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund (formerly known as MainStay WMC Enduring Capital Fund)
Class Name	Class C
Trading Symbol	MGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.90%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	28.12%	12.54%	9.99%
Class C Shares - Excluding sales charges		29.12%	12.54%	9.99%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 547,442,083
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,937,012
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018722 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund (formerly known as MainStay WMC Enduring Capital Fund)
Class Name	Class I
Trading Symbol	MSOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/28/2004	30.76%	13.96%	11.37%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 28, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 547,442,083
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,937,012
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000179143 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund(formerly known as MainStay WMC Enduring Capital Fund)
Class Name	Class R6
Trading Symbol	MCSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	30.83%	9.14%
Russell 3000® Index[1]		37.86%%	9.24%%
S&P 500® Index[2]		38.02%%	10.89%%
Morningstar Large Blend Category Average[3]		34.50%%	8.59%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 547,442,083
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,937,012
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060799 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund (formerly known as MainStay WMC Enduring Capital Fund)
Class Name	Investor Class
Trading Symbol	MCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.15%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the S&P 500® Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Consumer discretionary	Security selection	Contributed
Consumer staples	Security selection	Contributed
Health care	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Financials	Security selection	Detracted
Information technology	Underweight allocation to a leading sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	23.64%	12.12%	10.19%
Investor Class Shares - Excluding sales charges		30.15%	13.40%	10.81%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
S&P 500® Index[2]		38.02%%	15.27%%	13.00%%
Morningstar Large Blend Category Average[3]		34.50%%	13.63%%	11.47%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 547,442,083
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,937,012
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$547,442,083%
Total number of portfolio holdings	$33%
Total advisory fees paid	$2,937,012%
Portfolio turnover rate	$7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.8%
Insurance	10.4%
Machinery	9.9%
Software	7.9%
Chemicals	7.5%
Household Durables	6.1%
Ground Transportation	5.5%
Financial Services	4.5%
Consumer Staples Distribution & Retail	3.9%
Capital Markets	3.8%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Constellation Software, Inc.	7.7%
NVR, Inc.	6.1%
Progressive Corp. (The)	5.9%
Berkshire Hathaway, Inc., Class B	4.5%
Markel Group, Inc.	4.5%
PACCAR, Inc.	4.4%
Copart, Inc.	4.1%
Linde plc	4.0%
Costco Wholesale Corp.	3.9%
Cintas Corp.	3.8%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Mark A. Whitaker and Rob Katz are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Enduring Capital Fund” to “NYLI WMC Enduring Capital Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018724 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Class A
Trading Symbol	MLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$116	0.94%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.94%	[20]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	7/1/1995	37.82%	15.67%	13.95%
Class A Shares - Excluding sales charges		45.84%	16.99%	14.60%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018725 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Class B
Trading Symbol	MLABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class B	$230	1.88%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	1.88%	[21]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	4/1/2005	39.44%	15.74%	13.60%
Class B Shares - Excluding sales charges		44.44%	15.92%	13.60%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018726 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Class C
Trading Symbol	MLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$230	1.88%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	1.88%	[22]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/2005	43.73%	15.95%	13.61%
Class C Shares - Excluding sales charges		44.73%	15.95%	13.61%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018727 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Class I
Trading Symbol	MLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$85	0.69%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.69%	[23]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	4/1/2005	46.17%	17.27%	14.88%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018728 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Class R1
Trading Symbol	MLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R1	$97	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.79%	[24]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R1 Shares	4/1/2005	46.10%	17.15%	14.77%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018729 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Class R2
Trading Symbol	MLRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R2	$128	1.04%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.04%	[25]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	4/1/2005	45.74%	16.86%	14.47%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000030958 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Class R3
Trading Symbol	MLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$158	1.29%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.29%	[26]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R3 Shares	4/28/2006	45.40%	16.56%	14.19%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000127162 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Class R6
Trading Symbol	MLRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$77	0.62%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.62%	[27]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	46.29%	17.36%	14.99%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060800 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	Investor Class
Trading Symbol	MLINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$138	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.13%	[28]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	38.24%	15.47%	13.81%
Investor Class Shares - Excluding sales charges		45.51%	16.79%	14.46%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Growth Index[2]		43.77%%	19.00%%	16.18%%
S&P 500® Index[3]		38.02%%	15.27%%	13.00%%
Morningstar Large Growth Category Average[4]		41.44%%	15.49%%	13.38%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000221700 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund (formerly known as MainStay Winslow Large Cap Growth Fund)
Class Name	SIMPLE Class
Trading Symbol	MLRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$146	1.19%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.19%	[29]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, both sector allocation effect and stock selection affected the Fund’s performance relative to the Russell 1000® Growth Index. Positive contributions came from favorable portfolio positioning in the consumer staples, information technology and industrials sectors. Positive security selection had the greatest impact in the health care and communication services sectors. Negative contributions came from security selection in the information technology and materials sectors, and from positioning in the financials and health care sectors.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Health care	Strong security selection	Contributed
Communication services	Strong security selection	Contributed
Consumer staples	Underweight positioning and strong security selection	Contributed
Information technology	Weaker stock selection, only partially offset by favorable portfolio positioning	Detracted
Materials	Weaker stock selection	Detracted
Utilities	Lack of exposure	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	45.40%	10.72%
Russell 3000® Index[1]		37.86%%	13.46%%
Russell 1000® Growth Index[2]		43.77%%	13.58%%
S&P 500® Index[3]		38.02%%	14.17%%
Morningstar Large Growth Category Average[4]		41.44%%	10.25%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 14,244,923,568
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 86,519,836
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$14,244,923,568%
Total number of portfolio holdings	$44%
Total advisory fees paid	$86,519,836%
Portfolio turnover rate	$70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments
Top Industries
Software	20.1%
Semiconductors & Semiconductor Equipment	16.7%
Interactive Media & Services	10.6%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.0%
Health Care Equipment & Supplies	5.0%
Hotels, Restaurants & Leisure	4.6%
Entertainment	3.9%
Financial Services	2.6%
Pharmaceuticals	2.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	9.0%
Amazon.com, Inc.	6.9%
Apple, Inc.	6.0%
Meta Platforms, Inc., Class A	5.7%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.4%
Spotify Technology SA	2.7%
Mastercard, Inc., Class A	2.6%
Intuitive Surgical, Inc.	2.4%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Winslow Large Cap Growth Fund” to “NYLI Winslow Large Cap Growth Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018730 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund (formerly known as MainStay WMC Value Fund)
Class Name	Class A
Trading Symbol	MAPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.02%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/9/1999	19.20%	10.86%	9.67%
Class A Shares - Excluding sales charges		26.13%	12.12%	10.29%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 09, 1999
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,019,200,460
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,328,012
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018731 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund (formerly known as MainStay WMC Value Fund)
Class Name	Class B
Trading Symbol	MAPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund since November 1, 2023.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$228	2.03%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class B Shares - Including sales charges	6/9/1999	19.95%	10.83%	9.22%
Class B Shares - Excluding sales charges		24.95%	10.98%	9.22%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 09, 1999
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,019,200,460
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,328,012
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
At a meeting held on December 3-4, 2024, the Board approved a proposal to accelerate the conversion of the Fund’s Class B shares into Class A shares or Investor Class shares, based on shareholder eligibility. Class B shareholders of the Fund will receive Class A shares of the Fund if they hold at least $15,000 of Class B shares of the Fund on or around February 28, 2025; otherwise, Class B shareholders of the Fund will receive Investor Class shares of the relevant Fund. The accelerated conversion of Class B shares of the Fund is expected to occur on or about February 28, 2025.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018732 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund (formerly known as MainStay WMC Value Fund)
Class Name	Class C
Trading Symbol	MMPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$227	2.02%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	6/9/1999	23.93%	10.99%	9.22%
Class C Shares - Excluding sales charges		24.93%	10.99%	9.22%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 09, 1999
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,019,200,460
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,328,012
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000018733 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund (formerly known as MainStay WMC Value Fund)
Class Name	Class I
Trading Symbol	MUBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$79	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%	[30]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/21/1971	26.60%	12.47%	10.60%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 21, 1971
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,019,200,460
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,328,012
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000185571 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund (formerly known as MainStay WMC Value Fund)
Class Name	Class R6
Trading Symbol	MMPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Since Inception
Class R6 Shares	4/26/2021	26.57%	7.60%
Russell 3000® Index[1]		37.86%%	9.24%%
Russell 1000® Value Index[2]		30.98%%	7.55%%
Morningstar Large Value Category Average[3]		29.70%%	8.22%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,019,200,460
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,328,012
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM
C000060801 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund (formerly known as MainStay WMC Value Fund)
Class Name	Investor Class
Trading Symbol	MSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.27%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2024, the Fund’s performance relative to the Russell 1000® Value Index was primarily affected by security selection and sector allocation.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Information technology	Security selection	Contributed
Communication services	Security selection	Contributed
Materials	Underweight allocation to a lagging sector	Contributed
Industrials	Security selection	Detracted
Consumer staples	Security selection	Detracted
Health care	Overweight allocation to a lagging sector	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year-Ended October 31, 2024	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	19.53%	10.56%	9.42%
Investor Class Shares - Excluding sales charges		25.82%	11.82%	10.04%
Russell 3000® Index[1]		37.86%%	14.60%%	12.44%%
Russell 1000® Value Index[2]		30.98%%	10.14%%	8.87%%
Morningstar Large Value Category Average[3]		29.70%%	10.72%%	9.01%%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

3.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 1,019,200,460
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,328,012
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,019,200,460%
Total number of portfolio holdings	$71%
Total advisory fees paid	$6,328,012%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments
Portfolio Composition
Capital Markets	10.0%
Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.5%
Health Care Providers & Services	6.7%
Insurance	4.4%
Communications Equipment	4.2%
Aerospace & Defense	2.9%
Multi–Utilities	2.7%
Specialized REITs	2.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
UnitedHealth Group, Inc.	3.7%
JPMorgan Chase & Co.	3.7%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.5%
Pfizer, Inc.	2.1%
Raymond James Financial, Inc.	2.0%
Gilead Sciences, Inc.	1.8%
F5, Inc.	1.7%
American International Group, Inc.	1.7%
MetLife, Inc.	1.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since November 1, 2023:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.
As of February 28, 2024, Adam H. Illfelder, Betsy M. George and Ravi Gill are portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay WMC Value Fund” to “NYLI WMC Value Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by February 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.

Updated Prospectus Phone Number	800-624-6782
Updated Prospectus Web Address	dfinview.com/NYLIM

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